Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Subsidiaries [abstract]
Summary of major subsidiaries

Company	Registered capital ’000	Percentage of equity directly held by the Company %	Percentage of equity held by the Group %	Percentage of equity held by non-controlling interests %	Principal activities
As at 31 December 2019
Shanghai Petrochemical Investment Development Company Limited	RMB 1,000,000	100.00	100.00	-	Investment management
China Jinshan Associated Trading Corporation	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited	USD 9,154	-	74.25	25.75	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited	USD 50,000	-	100.00	-	Production of polyethylene products
Shanghai Jinshan Trading Corporation	RMB 100,000	-	67.33	32.67	Import and export of petrochemical products

Company	Registered capital ’000	Percentage of equity directly held by the Company %	Percentage of equity held by the Group %	Percentage of equity held by non-controlling interests %	Principal activities
As at 31 December 2018
Shanghai Petrochemical Investment Development Company Limited	RMB 1,000,000	100.00	100.00	-	Investment management
China Jinshan Associated Trading Corporation	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited	USD 9,154	-	74.25	25.75	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited (b)	USD 50,000	-	100.00	-	Production of polyethylene products
Jinyong (a)	RMB 250,000	75.00	75.00	25.00	Production of acrylic fibre products
Shanghai Jinshan Trading Corporation	RMB 100,000	-	67.33	32.67	Import and export of petrochemical products

Carrying amounts of total assets and liabilities as at the date of disposal of Jingyong

2019 RMB’000
Carrying amount of net assets at the date of disposal	54,940
Non-controlling interests derecognized	6,011

Loss on disposal of subsidiary	60,951

As at 23 August 2019 RMB’000
Total assets	141,121
Total liabilities	(86,181)

Net assets	54,940

Transaction in acquisition of Golden Phillips

2018 RMB’000
Carrying amount of non-controlling interests acquired	162,359
Consideration paid to non-controlling interests	(152,800)

Gains recognized in the transactions with non-controlling interests within equity – other reserves	9,559